BlackRock ETF Trust

iShares International Country Rotation Active ETF

(the “Fund”)

Supplement dated June 12, 2025 to the Statement of Additional Information (“SAI”) of the Fund, dated

November 27, 2024, as amended or supplemented to date

Effective immediately, the Fund’s SAI is amended as follows:

The chart listing investments and investment strategies in the section entitled “Investment Objective and Policies” is amended to reflect that the Fund may invest in REITs, as follows:

iShares International Country Rotation Active ETF
Real Estate Investment Trusts (“REITs”)	X

Shareholders should retain this Supplement for future reference.

SAI-CORO-0625SUP